Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2020
Employee benefit plans
Schedule of changes in benefit obligations, plan assets, the net funded position and the net liability of the pension plans

Net pension liability

in € THOUS

	2020	2019
Change in benefit obligation:
Benefit obligation at beginning of year	976,467	842,601
Foreign currency translation (gains) losses	(35,216)	7,459
Current service cost	40,213	30,070
Past service cost	(244)	—
Interest cost	21,298	28,016
Transfer of plan participants	252	194
Actuarial (gains) losses arising from changes in financial assumptions	15,480	140,923
Actuarial (gains) losses arising from changes in demographic assumptions	(87)	(2,306)
Actuarial (gains) losses arising from experience adjustments	9,278	(4,873)
Remeasurements	24,671	133,744
Benefits paid	(30,873)	(60,863)
Settlements	(331)	(4,754)
Benefit obligation at end of year	996,237	976,467

Change in plan assets:
Fair value of plan assets at beginning of year	316,124	317,585
Foreign currency translation gains (losses)	(28,316)	6,130
Interest income from plan assets	10,846	14,108
Actuarial gains (losses) arising from experience adjustments	28,847	34,131
Actual return on plan assets	39,693	48,239
Employer contributions	9,901	1,131
Benefits paid	(26,329)	(56,961)
Fair value of plan assets at end of year	311,073	316,124
Net funded position at end of year	685,164	660,343
Benefit plans offered by other subsidiaries	43,950	39,147
Net pension liability	729,114	699,490

Schedule of weighted-average assumptions utilized in determining benefit obligations	Weighted average assumptions in %

	2020	2019

Discount rate	2.02	2.35
Rate of compensation increase	3.17	3.18
Rate of pension increase	1.46	1.70

Schedule of sensitivity analysis	Sensitivity analysis in € THOUS

	0.5%	0.5%
	increase	decrease

Discount rate	(91,605)	106,665
Rate of compensation increase	16,509	(16,254)
Rate of pension increase	47,915	(43,190)

Schedule of components of net periodic benefit cost

Components of net periodic benefit cost

in € THOUS

	2020	2019	2018

Service cost	40,213	30,070	25,467
Net interest cost	10,452	13,908	13,056
Prior service cost	(244)	—	—
(Gains) losses from settlements	(331)	(4,754)	—
Net periodic benefit costs	50,090	39,224	38,523

Schedule of weighted-average assumptions utilized in determining net periodic benefit cost	Weighted average assumptions in %

	2020	2019	2018

Discount rate	2.35	3.27	3.08
Rate of compensation increase	3.18	3.21	3.22
Rate of pension increase	1.70	1.69	1.45

Schedule of expected benefit payments	Defined benefit pension plans: cash outflows in € THOUS

	2020	2019

1 year	24,645	28,706
1 - 3 years	53,882	56,577
3 - 5 years	60,444	62,441
5 - 10 years	178,971	183,896
Total	317,942	331,620

Schedule of pension plan assets

Fair values of plan assets

in € THOUS

		Quoted prices				Quoted prices
		in active				in active
		markets for	Significant	Significant		markets for	Significant	Significant
		identical	observable	unobservable		identical	observable	unobservable
Asset category	Total	assets	inputs	inputs	Total	assets	inputs	inputs
		(Level 1)	(Level 2)	(Level 3)		(Level 1)	(Level 2)	(Level 3)
		2020				2019
Equity investments
Index funds(1)	88,169	8,926	79,243	—	85,321	8,440	76,881	—

Fixed income investments
Government securities(2)	15,720	15,441	279	—	2,875	2,547	328	—
Corporate bonds(3)	182,850	—	182,850	—	202,642	—	202,642	—
Other bonds(4)	16,576	—	9,380	7,196	10,179	—	2,762	7,417
U.S. treasury money market funds(5)	7,654	7,654	—	—	14,999	14,999	—	—

Other types of investments
Cash, money market and mutual funds(6)	104	104	—	—	108	108	—	—

Total	311,073	32,125	271,752	7,196	316,124	26,094	282,613	7,417
(1)	This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index.
(2)	This Category comprises fixed income investments by the U.S. government and government sponsored entities.
(3)	This Category primarily represents investment grade bonds of U.S. issuers from diverse industries.
(4)	This Category comprises private placement bonds as well as collateralized mortgage obligations.
(5)	This Category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.
(6)	This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds.